LVIP Delaware Mid Cap Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.19%
Aerospace & Defense–0.82%
Curtiss-Wright Corp.	31,200	$7,985,328
		7,985,328
Airlines–0.67%
Southwest Airlines Co.	222,300	6,488,937
		6,488,937
Auto Components–0.45%
†Aptiv PLC	54,800	4,364,820
		4,364,820
Banks–4.87%
East West Bancorp, Inc.	190,400	15,062,544
KeyCorp	836,150	13,219,531
Synovus Financial Corp.	240,050	9,616,403
Webster Financial Corp.	184,200	9,351,834
		47,250,312
Building Products–0.54%
Johnson Controls International PLC	80,645	5,267,731
		5,267,731
Capital Markets–3.40%
Affiliated Managers Group, Inc.	58,700	9,830,489
Raymond James Financial, Inc.	117,725	15,118,244
State Street Corp.	104,300	8,064,476
		33,013,209
Chemicals–2.72%
Celanese Corp.	76,100	13,078,546
Huntsman Corp.	261,150	6,797,735
Olin Corp.	110,700	6,509,160
		26,385,441
Communications Equipment–1.02%
†Ciena Corp.	199,400	9,860,330
		9,860,330
Construction & Engineering–4.09%
AECOM	140,950	13,824,376
MDU Resources Group, Inc.	257,300	6,483,960
Quanta Services, Inc.	74,790	19,430,442
		39,738,778
Construction Materials–2.09%
†Knife River Corp.	64,362	5,218,471
Vulcan Materials Co.	55,050	15,024,246
		20,242,717
Consumer Finance–2.16%
Ally Financial, Inc.	334,550	13,579,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	171,600	$7,399,392
		20,978,777
Containers & Packaging–2.54%
Berry Global Group, Inc.	145,532	8,801,775
Crown Holdings, Inc.	89,600	7,101,696
Graphic Packaging Holding Co.	299,850	8,749,623
		24,653,094
Diversified Financial Services–0.64%
†Fiserv, Inc.	38,950	6,224,989
		6,224,989
Electric Utilities–3.05%
Edison International	141,600	10,015,368
NRG Energy, Inc.	177,300	12,001,437
Xcel Energy, Inc.	141,950	7,629,812
		29,646,617
Electrical Equipment–4.29%
AMETEK, Inc.	73,950	13,525,455
†NEXTracker, Inc. Class A	102,376	5,760,698
Regal Rexnord Corp.	124,000	22,332,400
		41,618,553
Electronic Equipment, Instruments & Components–3.08%
†Flex Ltd.	424,691	12,150,410
†Keysight Technologies, Inc.	62,950	9,844,121
TD SYNNEX Corp.	69,600	7,871,760
		29,866,291
Entertainment–1.10%
Electronic Arts, Inc.	80,700	10,706,469
		10,706,469
Food & Staples Retailing–0.95%
†U.S. Foods Holding Corp.	170,550	9,204,584
		9,204,584
Food Products–2.12%
Conagra Brands, Inc.	231,000	6,846,840
Kellanova	152,300	8,725,267
Tyson Foods, Inc. Class A	84,950	4,989,114
		20,561,221
Health Care Equipment & Supplies–2.93%
STERIS PLC	42,050	9,453,681
Teleflex, Inc.	34,750	7,859,407
Zimmer Biomet Holdings, Inc.	84,200	11,112,716
		28,425,804
Health Care Providers & Services–2.32%
Cencora, Inc.	55,600	13,510,244
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	68,000	$9,051,480
		22,561,724
Hotel & Resort REITs–1.26%
Host Hotels & Resorts, Inc.	589,400	12,188,792
		12,188,792
Hotels, Restaurants & Leisure–2.78%
Darden Restaurants, Inc.	54,170	9,054,515
Marriott International, Inc. Class A	70,890	17,886,256
		26,940,771
Household Durables–2.52%
DR Horton, Inc.	110,683	18,212,888
PulteGroup, Inc.	51,900	6,260,178
		24,473,066
Insurance–8.50%
Allstate Corp.	75,350	13,036,303
Assurant, Inc.	56,500	10,635,560
Globe Life, Inc.	81,300	9,460,881
Hartford Financial Services Group, Inc.	198,400	20,445,120
Reinsurance Group of America, Inc.	97,650	18,834,732
Willis Towers Watson PLC	36,750	10,106,250
		82,518,846
IT Services–1.06%
†Akamai Technologies, Inc.	94,600	10,288,696
		10,288,696
Leisure Products–0.66%
Polaris, Inc.	64,190	6,426,703
		6,426,703
Life Sciences Tools & Services–1.59%
Agilent Technologies, Inc.	63,450	9,232,610
†Avantor, Inc.	242,600	6,203,282
		15,435,892
Machinery–4.76%
ITT, Inc.	119,500	16,255,585
Oshkosh Corp.	88,500	11,036,835
Parker-Hannifin Corp.	33,950	18,869,070
		46,161,490
Media–0.65%
Interpublic Group of Cos., Inc.	194,550	6,348,167
		6,348,167
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.12%
Reliance, Inc.	32,600	$10,894,268
		10,894,268
Multi-Utilities–3.28%
CMS Energy Corp.	196,950	11,883,963
Public Service Enterprise Group, Inc.	192,750	12,871,845
WEC Energy Group, Inc.	85,700	7,037,684
		31,793,492
Oil, Gas & Consumable Fuels–5.70%
APA Corp.	208,850	7,180,263
Coterra Energy, Inc.	422,550	11,780,694
Devon Energy Corp.	161,830	8,120,629
Marathon Oil Corp.	487,250	13,808,665
Valero Energy Corp.	84,700	14,457,443
		55,347,694
Paper & Forest Products–0.96%
Louisiana-Pacific Corp.	111,400	9,347,574
		9,347,574
Professional Services–2.96%
†CACI International, Inc. Class A	29,800	11,289,134
KBR, Inc.	274,320	17,463,211
		28,752,345
Residential REITs–1.77%
American Homes 4 Rent Class A	246,870	9,079,878
Apartment Income REIT Corp.	248,459	8,067,464
		17,147,342
Retail REITs–1.37%
Kimco Realty Corp.	270,650	5,307,446
Realty Income Corp.	147,197	7,963,358
		13,270,804
Road & Rail–0.82%
JB Hunt Transport Services, Inc.	39,850	7,940,113
		7,940,113
Semiconductors & Semiconductor Equipment–2.89%
†ON Semiconductor Corp.	121,150	8,910,583
†Qorvo, Inc.	54,550	6,263,977
Teradyne, Inc.	114,450	12,913,393
		28,087,953
Software–1.12%
†Synopsys, Inc.	18,950	10,829,925
		10,829,925
LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.53%
Extra Space Storage, Inc.	44,618	$6,558,846
VICI Properties, Inc.	278,610	8,299,792
		14,858,638
Specialty Retail–2.34%
†AutoZone, Inc.	3,450	10,873,193
Ross Stores, Inc.	80,500	11,814,180
		22,687,373
Trading Companies & Distributors–2.70%
United Rentals, Inc.	15,350	11,069,038
WESCO International, Inc.	88,578	15,171,640
		26,240,678
Total Common Stock (Cost $540,461,616)		953,026,348

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	82,719	82,719
Total Money Market Fund (Cost $82,719)		82,719

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–1.53%
Discounted Commercial Paper–1.53%
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.39% 4/1/24	14,850,000	$14,850,000
		14,850,000
Total Short-Term Investment (Cost $14,850,000)		14,850,000

TOTAL INVESTMENTS–99.73% (Cost $555,394,335)	967,959,067
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,586,907
NET ASSETS APPLICABLE TO 22,284,700 SHARES OUTSTANDING–100.00%	$970,545,974

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$953,026,348	$—	$—	$953,026,348
Money Market Fund	82,719	—	—	82,719
Short-Term Investment	—	14,850,000	—	14,850,000
Total Investments	$953,109,067	$14,850,000	$—	$967,959,067
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–5